Condensed Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating activities
Net loss	$ (4,977)	$ (6,571)	$ (26,268)	$ (24,983)	$ (15,834)
Adjustment to reconcile net loss to net cash used in operating activities:
Restructuring charges	2,557	0	4,442	0	0
Depreciation and amortization	5	19	159	54	35
Stock-based compensation	364	447	1,592	985	408
Issuance of stock for services			0	0	4
Net amortization of premium/ discounts on marketable securities	87	19	260	0	0
Loss on disposal of assets			128	0	0
Changes in operating assets and liabilities:
Grant reimbursement and other receivables			(160)	119	40
Prepaid expenses and other assets	262	(192)
Prepaid expenses and other current assets			107	(650)	(99)
Deferred offering costs			0	0	105
Other noncurrent assets			0	0	17
Accounts payable	10	(2,448)	(3,264)	2,816	189
Accrued expenses	(1,524)	(247)	(1,801)	524	1,165
Net cash used in operating activities	(3,216)	(8,973)	(24,805)	(21,135)	(13,970)
Investing activities
Purchases of marketable securities	(12,019)	(27,722)	(103,114)	0	0
Maturities of marketable securities	15,577	0	58,784	0	0
Restricted cash			(2,432)	0	0
Proceeds from the sale of equipment	325	0
Purchases of property and equipment	(3)	(143)	(1,729)	(251)	(102)
Net cash used in investing activities			(48,491)	(251)	(102)
Net cash provided by/ (used in) investing activities	3,880	(27,865)
Financing activities
Proceeds from issuance of convertible preferred stock, net of issuance costs			0	41,433	0
Proceeds from the issuance of common stock, net of issuance costs			0	60,280	0
Proceeds from the exercise of stock options	25	0	16	67	209
Cash provided by financing activities	25	0	16	101,780	209
Net increase (decrease) in cash and cash equivalents	689	(36,838)	(73,280)	80,394	(13,863)
Cash and cash equivalents at beginning of period	16,432	89,713	89,713	9,319	23,182
Cash and cash equivalents at end of period	$ 17,121	$ 52,875	16,432	89,713	9,319
Supplemental disclosure of non-cash investing and financing activities
Conversion of preferred stock to common stock			$ 0	$ 100,938	$ 0